INVESTMENTS - Identical or Similar Investments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Carrying Value	$ 67,158	$ 63,227
Impairment, Period to date	16,857	6,990
Impairment, Cumulative	74,315	59,608
Upward Adjustments, Period to date	6,853	2,214
Upward Adjustments, Cumulative	$ 70,046	63,652
Galaxy Digital Holdings, LP
Debt Securities, Available-for-Sale [Line Items]
Carrying Value		63,227	$ 83,702
Impairment, Period to date		6,990	37,868
Impairment, Cumulative		59,608	64,588
Upward Adjustments, Period to date		2,214	2,356
Upward Adjustments, Cumulative		$ 63,652	$ 74,352